Equity - Summary of Warrant Reserve (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Disclosure Of Warrant Reserve [Line Items]
Beginning balance	$ 501,838	$ 497,044	$ 497,044
Movement during the period	2,093	1,631
Ending balance	508,731	500,002	501,838
Warrants
Disclosure Of Warrant Reserve [Line Items]
Beginning balance	12,969	$ 12,969	12,969
Movement during the period	0		0
Ending balance	$ 12,969		$ 12,969